5. DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations Details Narrative
Interest in GoviEx	18.72%	20.68%
Loss on disposal of Africa Mining Division	$ (81)	$ (102)
Cumulative foreign currency loss translation adjustment realized in income	$ 0	$ (637)